CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net (loss)/income	$ (78.6)	$ (320.5)	$ 235.6
Depreciation and amortization	221.9	212.2	188.0
Amortization of deferred loan charges	8.2	8.4	6.2
Loss on impairment	0.0	480.6	0.0
Loss on disposal	82.0	0.0	0.0
Amortization of mobilization cost	0.0	0.0	7.1
Amortization of tax assets	8.8	9.1	9.1
Payments for long-term maintenance	(30.3)	(155.4)	(96.4)
Unrealized loss/(gain) related to derivative financial instruments	20.3	53.7	(13.0)
Unrealized foreign exchange gain on long-term interest bearing debt	(30.6)	(43.0)	(9.7)
Share based payments expense	0.6	0.8	0.5
Deferred income tax expense	23.5	12.0	20.0
Gain on disposal of fixed assets	0.0	0.0	(0.2)
Changes in operating assets and liabilities:
Trade accounts receivable	135.8	(13.4)	(9.8)
Trade accounts payable	5.8	(3.9)	4.8
Change in short-term related party receivables and liabilities	67.1	(39.1)	89.4
Other receivables and other assets	2.6	12.2	(13.0)
Change in deferred revenue	(18.3)	0.2	23.8
Other liabilities	(78.9)	(14.8)	(17.2)
Net cash provided by operating activities	339.9	199.1	425.2
Cash Flows from Investing Activities
Additions to newbuilding	(37.8)	(448.9)	(64.2)
Additions to rigs and equipment	(5.7)	(12.9)	(36.9)
Additions to other fixed assets	0.0	0.0	(1.4)
Proceeds from sale of other fixed assets	0.0	0.0	0.2
Change in restricted cash	4.5	14.3	(1.6)
Net cash used in investing activities	(39.0)	(447.5)	(103.9)
Cash Flows from Financing Activities
Repayments of debt	(305.1)	(430.5)	(246.7)
Proceeds from debt	41.0	1,215.0	250.6
Repayment of related party loan	0.0	(110.0)	(21.6)
Proceeds from related party loan	0.0	40.0	193.5
Proceeds from issuance of equity, net of issuance cost	0.0	114.1	0.0
Debt fees paid	0.0	(11.3)	0.0
Dividends paid	0.0	(171.1)	(205.4)
Net cash provided by/(used in) financing activities	(264.1)	271.2	(334.0)
Effect of exchange rate changes on cash and cash equivalents	(2.1)	9.3	(1.6)
Net (decrease)/increase in cash and cash equivalents	34.7	32.1	(14.3)
Cash and cash equivalents at beginning of the period	116.2	84.1	98.4
Cash and cash equivalents at the end of period	150.9	116.2	84.1
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	77.7	96.8	82.9
Taxes paid	8.8	11.9	9.0
Majority Shareholder
Cash Flows from Financing Activities
Repayment of related party loan	0.0	(517.0)	(659.4)
Proceeds from related party loan	$ 0.0	$ 142.0	$ 355.0